UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Asset-Backed Securities	(000)	Value
Asset Backed Securities Corp. Home Equity Line Trust
Series 2006-HE7 Class A2, 0.572%, 11/25/36 (a)	$242	$238,331
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF2 Class M2, 0.962%, 3/25/35 (a)	3,220	966,000
GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316%,
11/25/34 (a)	1,690	1,540,349
Securitized Asset Backed Receivables LLC Trust
Series 2005-0P1 Class M2, 0.972%, 1/25/35 (a)	2,000	767,332
Securitized Asset Backed Receivables LLC Trust
Series 2005-OP2 Class M1, 0.952%, 10/25/35 (a)	1,025	306,580
Soundview Home Equity Loan Trust Series 2007-OPT5
Class 2A2, 1.472%, 10/25/37 (a)	2,500	1,230,095
Total Asset-Backed Securities - 2.6%		5,048,687
U.S. Government Agency Mortgage-Backed
Securities
Fannie Mae Guaranteed Pass-Through Certificates:
4.00%, 4/01/24 (b)	9,500	9,657,339
4.50%, 4/15/24 - 4/15/39 (b)	10,300	10,555,313
4.66%, 7/01/10	1,850	1,879,202
4.681%, 2/01/13	5,312	5,555,841
5.00%, 5/15/24 - 4/15/39 (b)(c)(d)	43,416	44,887,261
5.24%, 4/01/12 (b)	7,939	8,366,501
5.28%, 10/01/35	4,606	4,748,724
5.50%, 7/01/17 - 5/15/39 (b)(c)(d)	54,578	56,694,313
5.707%, 2/01/12	2,601	2,785,078
6.00%, 2/01/36 - 10/01/36	6,279	6,570,198
6.60%, 1/01/11	5,031	5,257,746
Freddie Mac Mortgage Participation Certificates:
4.50%, 5/01/34 (d)	1,060	1,085,802
5.00%, 4/15/39 (b)	14,500	14,953,125
5.50%, 4/01/37	655	680,614
Ginnie Mae MBS Certificates:
4.50%, 5/15/39 (b)	2,600	2,650,375
5.00%, 11/15/35 - 4/15/39 (b)	2,738	2,839,020
5.50%, 5/15/39 (b)	2,300	2,386,968
Total U.S. Government Agency Mortgage-Backed
Securities - 95.0%		181,553,420
U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage Obligations

Fannie Mae Trust Series 378 Class 5, 5%, 7/01/36 (e)	4,076	475,463
Freddie Mac Multiclass Certificates Series 232 Class IO,
5%, 8/01/35 (e)	4,209	474,382
Freddie Mac Multiclass Certificates Series 2611 Class KT,
11.665%, 4/15/17 (a)	610	629,963

1

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	U.S. Government Agency Mortgage-Backed Securities -	Par
	Collateralized Mortgage Obligations	(000)	Value
	Freddie Mac Multiclass Certificates Series 2654 Class YD,
	5%, 12/15/26 (e)	$4,905	$150,957
	Freddie Mac Multiclass Certificates Series 2996 Class SJ,
	2.098%, 6/15/35 (a)(e)	3,304	123,377
	Freddie Mac Multiclass Certificates Series 3042 Class EA,
	4.50%, 9/15/35	2,618	2,618,703
	Freddie Mac Multiclass Certificates Series 3149 Class HA,
	6%, 5/15/27	1,340	1,362,844
	Freddie Mac Multiclass Certificates Series 3183 Class KI,
	6%, 12/15/34 (e)	2,806	8,229
	Ginnie Mae Trust Series 2005-87 Class C,
	5.328%, 9/16/34 (a)	10,000	10,575,948
	Ginnie Mae Trust Series 2006-3 Class C,
	5.235%, 4/16/39 (a)	10,000	10,054,192
Ginnie Mae Trust Series 2006-30 Class IO, 0.80%,
	5/16/46 (a)(e)	8,634	391,121
	Total U.S. Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage
	Obligations - 14.0%		26,865,179
Non-U.S. Government Agency Mortgage-Backed
	Securities
Collateralized Mortgage	Bank of America Mortgage Securities Inc. Series 2003-J
Obligations - 5.0%	Class 2A1, 5.291%, 11/25/33 (a)	515	405,189
Bear Stearns Alt-A Trust Series 2004-13 Class A1,
	0.892%, 11/25/34 (a)	601	327,911
	CS First Boston Mortgage Securities Corp. Series 2005-11
	Class 6A5, 6%, 12/25/35	1,308	1,020,048
	Citi Mortgage Alternative Loan Trust Series 2007-A5
	Class 1A7, 6%, 5/25/37 (e)	866	106,682
	Citigroup Mortgage Loan Trust, Inc. Series 2005-12
	Class 1A2, 1.615%, 8/25/35 (a)(e)	11,701	529,473
	Countrywide Alternative Loan Trust Series 2006-41CB
	Class 2A17, 6%, 1/25/37	2,044	1,185,317
	First Horizon Alternative Mortgage Securities
	Series 2007-FA2 Class 1A11, 1.245%, 4/25/37 (a)(e)	18,311	1,036,539
Homebanc Mortgage Trust Series 2005-4 Class A1,
	0.792%, 10/25/35 (a)	2,180	1,073,145
	Residential Asset Securitization Trust Series 2004-A9
	Class A3, 1.83%, 12/25/34 (a)(e)	10,303	668,059
	Thornburg Mortgage Securities Trust
	Series 2007-2 Class A2A, 0.652%, 6/25/37 (a)	1,642	1,422,139
	WaMu Mortgage Pass-Through Certificates Series 2005-
	AR7 Class A1, 4.921%, 8/25/35 (a)	2,193	1,669,997
	Washington Mutual Alternative Mortgage Pass-Through
	Certificates Series 2005-8 Class 1A4,
	1.215%, 10/25/35 (a)(e)	4,431	144,864
			9,589,363
2

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Non-U.S. Government Agency Mortgage-Backed	Par
	Securities	(000)	Value
Commercial Mortgage-Backed	Bank of America Commercial Mortgage, Inc.
Securities - 11.1%	Series 2006-6 Class A2, 5.309%, 10/10/45	$3,575	$3,091,388
	Bear Stearns Commercial Mortgage Securities
	Series 2001-T0P2 Class A2, 6.48%, 2/15/35	1,545	1,551,501
	Citigroup Commercial Mortgage Trust
	Series 2007-C6 Class A4, 5.888%, 12/10/49 (a)	475	326,311
Commercial Mortgage Pass-Through Certificates
	Series 2007-C9 Class A2, 5.811%, 12/10/49 (a)	3,250	2,722,402
	Credit Suisse Mortgage Capital Certificates
	Series 2007-C5 Class A2, 5.589%, 9/15/40	3,400	2,561,288
	Greenwich Capital Commercial Funding Corp.
	Series 2006-GG7 Class A4, 6.114%, 7/10/38 (a)	1,500	1,088,455
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2006-CB15 Class A4, 5.814%, 6/12/43 (a)	2,500	1,768,338
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP7 Class A4, 6.065%, 4/15/45 (a)	2,000	1,508,811
	LB-UBS Commercial Mortgage Trust Series 2007-C1
	Class A2, 5.318%, 2/15/40	2,000	1,731,728
	LB-UBS Commercial Mortgage Trust Series 2007-C7
	Class A2, 5.588%, 9/15/45	3,000	2,385,227
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Class A2, 5.924%, 6/15/49	3,000	2,431,721
			21,167,170
	Total Non-U.S. Government Agency Mortgage-Backed
	Securities - 16.1%		30,756,533
	U.S. Government Obligations
	Fannie Mae, 2%, 2/11/11	1,370	1,374,155
	Fannie Mae, 2%, 1/09/12	9,090	9,181,627
	Fannie Mae, 5.25%, 8/01/12	2,460	2,575,595
	Fannie Mae, 2.75%, 3/13/14	2,600	2,631,036
	Federal Farm Credit Bank, 4.55%, 6/08/20 (c)	3,500	3,607,660
	Federal Home Loan Banks, 5%, 3/14/14 (c)	135	149,887
	Federal Home Loan Banks, 5.375%, 6/13/14 (c)	640	723,695
	Federal Home Loan Banks, 5.25%, 9/12/14	640	721,224
	U.S. Treasury Notes, 3.125%, 8/31/13	110	117,777
	U.S. Treasury Notes, 1.875%, 2/28/14	155	156,696
	U.S. Treasury Notes, 3.875%, 5/15/18	1,050	1,158,281
	U.S. Treasury Notes, 3.75%, 11/15/18	5,000	5,450,400
	U.S. Treasury Notes, 4.50%, 5/15/38	5,000	5,837,500
	Total U.S. Government Obligations - 17.6%		33,685,533

3

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Preferred Securities	(000)	Value
	Capital Trusts
Diversified Financial Services - 0.7%	JPMorgan Chase Capital XXII, 6.45%, 1/15/87 (d)	$ 2,000	$ 1,264,596
Electric Utilities - 0.6%	PPL Capital Funding, 6.70%, 3/30/67 (a)	2,000	1,140,000
Insurance - 1.1%	The Allstate Corp., 6.50%, 5/15/57 (a)(d)	2,000	1,040,000
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(f)	500	197,980
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(f)	2,000	820,000
			2,057,980
	Total Capital Trusts - 2.4%		4,462,576
	Trust Preferreds
Capital Markets - 0.6%	Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	2,000	1,164,800
Media - 0.8%	Comcast Corp., 6.625%, 5/15/56	2,000	1,513,600
	Total Trust Preferreds - 1.4%		2,678,400
	Total Preferred Securities - 3.8%		7,140,976
	Total Long-Term Investments
	(Cost - $293,769,229) - 149.1%		285,050,328

	Short-Term Securities	Shares
	BlackRock Liquidity Funds, TempFund,
	0.646% (g)(h)	39,308,549	39,308,549
	Total Short-Term Securities
	(Cost - $39,308,549) - 20.5%		39,308,549

	Options Purchased	Contracts
Call Swaptions Purchased	Receive a fixed rate of 1.97% and pay a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	JPMorgan Chase Bank NA	16 (i)	95,232
Exchange-Traded Call Options	Eurodollar 1-Year Mid-Curve Options, expiring September
	2009 at USD 98.25	44	39,600
	Total Options Purchased
	(Cost - $84,508) - 0.1%		134,832
	Total Investments Before TBA Sale Commitments and
	Options Written (Cost - $333,162,286*) - 169.7%		324,493,709
		Par
	TBA Sale Commitments	(000)
	Fannie Mae Guaranteed Pass-Through Certificates,
	5%, 5/15/24 - 4/15/39	$ (27,800)	(28,686,125)
	Fannie Mae Guaranteed Pass-Through Certificates,
	5.50%, 7/01/17 - 5/15/39	(14,000)	(14,529,368)
	Fannie Mae Guaranteed Pass-Through Certificates,
	6%, 2/01/36 - 10/01/36	(2,600)	(2,715,375)
	Ginnie Mae MBS Certificates, 5%, 11/15/35 - 4/15/39	(2,600)	(2,695,875)
	Total TBA Sale Commitments
	(Proceeds - $48,264,867) - (25.4)%		(48,626,743)

4

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value
Call Swaptions Written	Pay a fixed rate of 2.05% and receive a floating rate
	based on 3-month LIBOR, expiring April 2009, Broker
	Deutsche Bank AG	30 (i) $	(43,140)
	Pay a fixed rate of 2.65% and receive a floating rate
	based on 3-month LIBOR, expiring April 2009, Broker
	Deutsche Bank AG	20 (i)	(64,420)
			(107,560)
Exchange-Traded Call Options	Eurodollar 1-Year Mid-Curve Options, expiring September
	2009 at USD 98.5	44	(23,650)
Over-the-Counter Call Options	Fannie Mae Guaranteed Pass Through Certificates,
	expiring April 2009 at USD 102.17, Broker
	Citibank NA	1,000	(150,000)
	Total Options Written
	(Premiums Received - $197,041) - (0.2)%		(281,210)
	Total Investments, Net of TBA Sale Commitments and
	Options Written (Cost - $284,700,378) - 144.1%		275,585,756
	Liabilities in Excess of Other Assets - (44.1)%		(84,387,078)
	Net Assets - 100.0%		$191,198,678

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$333,221,255
Gross unrealized appreciation	$8,939,091
Gross unrealized depreciation	(17,666,637)
Net unrealized depreciation	$(8,727,546)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)
Barclays Capital Plc	$7,283,118	$4,222,341
Citigroup NA	$9,075,187	$80,837
Credit Suisse International	$8,250,432	$95,556
Deutsche Bank	$22,640,313	$286,523
JPMorgan Chase Bank	$4,738,181	$(30,452)

(c) All or a portion of security have been pledged as collateral in connection with open financial futures contracts.

(d) All or a portion of security have been pledged as collateral in connection with swaps.

(e) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g) Represents the current yield as of report date.

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	39,308,549	$6,925
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(43,275,054)	$57,424

(i) One contract represents a notional amount of $1,000,000.
• Financial futures contracts purchased as of March 31, 2009 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)
1,384	5-Year U.S. Treasury Bond	June 2009	$161,566,538	$2,805,087
629	10-Year U.S. Treasury Bond	June 2009	$75,445,741	2,599,400
17	Euro BOBL Future	June 2009	$2,638,706	(5,939)
32	Euro Bund Future	June 2009	$7,765,135	146,865
10	Euro Bund Future	June 2009	$1,653,988	(807)
24	Euro- Schatz Future	June 2009	$3,456,446	(3,299)
17	Long Gilt	June 2009	$2,963,583	41,798
25	Euro Dollar Future	September 2009	$6,071,827	109,736
25	Euro Dollar Future	December 2009	$6,058,077	114,111
25	Euro Dollar Future	March 2010	$6,048,014	120,736
26	Euro Dollar Future	June 2010	$6,274,755	130,670
21	Euro Dollar Future	September 2010	$5,072,840	92,373
21	Euro Dollar Future	December 2010	$5,063,727	90,723
11	Euro Dollar Future	March 2011	$2,617,627	78,198
12	Euro Dollar Future	June 2011	$2,854,348	80,702
Total				$6,400,354

• Financial futures contracts sold as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
321	2-Year U.S. Treasury Bond	June 2009	$70,265,762	$(322,871)

• Interest rate swaps outstanding as of March 31, 2009 were as follows:

				Notional
	Floating			Amount	Unrealized
Fixed Rate	Rate	Counterparty	Expiration	(000)	Depreciation
4.685% (a)	3-month
	LIBOR	Deutsche Bank AG	September 2009	$130,000	$(2,037,941)
4.625% (a)	3-month
	LIBOR	Deutsche Bank AG	March 2013	$50,000	(5,058,591)
5.705% (a)	3-month
	LIBOR	Deutsche Bank AG	June 2017	$50,000	(11,160,948)
	3-month
5.958% (a)	LIBOR	Deutsche Bank AG	December 2037	$25,000	(12,758,619)
Total					$(31,016,099)
(a) Trust pays floating interest rate and receives fixed rate.

		6

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities		Other Financial Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$41,986,949	-	$6,449,999	$(356,566)
Level 2	279,584,456	$(48,626,743)	95,232	(31,273,659)
Level 3	2,787,472		-	-
Total	$324,358,877	$(48,626,743)	$6,545,231	$(31,630,225)

* Other financial instruments are swaps, futures and options. Swaps and futures are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities
Balance, as of January 1, 2009	-
Accrued discounts/premiums	$(24,667)
Realized gain (loss)	-
Change in unrealized appreciation
(2,873,766)
(depreciation)
Net purchases (sales)	-
Net transfers in/out of Level 3	5,685,905
Balance, as of March 31, 2008	$2,787,472

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: May 20, 2009